VANECK INTERNATIONAL INVESTORS GOLD FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 95.1%
Australia : 19.7%
Bellevue Gold Ltd. * 22,996,763 $ 28,280,981
De Grey Mining Ltd. * 10,771,722 8,888,054
Emerald Resources NL * † 7,205,506 13,774,011
Evolution Mining Ltd. 7,808,887 18,250,454
Northern Star Resources Ltd. 3,625,200 34,205,798
Perseus Mining Ltd. 2,108,600 2,956,849
Predictive Discovery Ltd. * † 82,421,400 12,084,729
Resolute Mining Ltd. * 28,776,735 8,071,222
West African Resources
Ltd. * 13,490,984 10,563,931
137,076,029
Brazil : 5.2%
Wheaton Precious Metals
Corp. (USD) 768,691 36,228,407
Underline
Canada : 52.5%
Agnico Eagle Mines Ltd.
(USD) 771,731 46,033,754
Alamos Gold, Inc. (USD) 2,734,823 40,338,639
Allied Gold Corp. * † 1,526,368 3,831,273
B2Gold Corp. 3,342,872 8,760,988
B2Gold Corp. (USD) 3,854,441 10,060,091
Barrick Gold Corp. (USD) 2,274,600 37,849,344
Bear Creek Mining Corp. * ø 948,000 157,469
Franco-Nevada Corp. (USD) 206,200 24,570,792
G Mining Ventures Corp. * 10,281,966 14,346,400
G2 Goldfields Inc. (USD) 3,905,600 2,577,696
G2 Goldfields, Inc. * 1,127,000 748,810
Galway Metals, Inc. * † ‡ 5,301,789 1,526,483
GoGold Resources, Inc. * ø 2,725,643 2,475,022
Kinross Gold Corp. (USD) 6,677,318 40,931,959
Liberty Gold Corp. * ‡ 21,139,114 4,993,922
Liberty Gold Corp. * ø 10,822,000 2,556,598
Lundin Gold, Inc. 1,364,000 19,172,832
Montage Gold Corp. * 4,554,000 4,202,503
O3 Mining, Inc. * † 1,807,700 1,908,391
Orezone Gold Corp. * † 8,012,607 5,028,029
Osisko Gold Royalties Ltd.
(USD) 1,653,700 27,153,754
Osisko Mining, Inc. * 3,682,160 7,557,052
Pan American Silver Corp.
(USD) 1,457,700 21,982,116
Probe Gold, Inc. * 3,434,223 3,955,105
Reunion Gold Corp. * 30,191,820 10,364,473
Silver Tiger Metals, Inc. * 5,982,500 684,572
Skeena Resources Ltd. * † 1,264,550 5,816,062
Snowline Gold Corp. * † 1,933,000 8,605,064
Thesis Gold, Inc. * 4,024,268 1,782,556
West Red Lake Gold Mines
Ltd. * † ‡ 11,157,000 6,012,779
365,984,528
South Africa : 5.0%
Anglogold Ashanti Plc (USD) 717,700 15,932,940
Gold Fields Ltd. (ADR) 1,213,000 19,274,570
35,207,510
Turkey : 1.6%
Eldorado Gold Corp. (USD) * 797,033 11,214,254
Underline
Number
of Shares Value
United Kingdom : 1.9%
Endeavour Mining Plc (CAD) 654,731 $ 13,301,980
Underline
United States : 9.2%
GoGold Resources, Inc.
(CAD) * † 3,120,018 2,833,134
Newmont Corp. 581,626 20,845,476
Royal Gold, Inc. 333,400 40,611,454
64,290,064
Total Common Stocks
(Cost: $398,574,412) 663,302,772
WARRANTS : 0.1%
Canada : 0.1%
Marathon Gold Corp.,
CAD 2.19, exp. 03/01/24 ∞ 635,000 51,426
Reunion Gold Corp.,
CAD 0.39, exp. 07/06/24 ∞ 3,605,160 291,170
Underline
Total Warrants
(Cost: $269,205) 342,596
EXCHANGE TRADED FUND : 3.8%  (a)
(Cost: $26,027,264)
United States : 3.8%
SPDR Gold MiniShares
Trust * 608,000 26,782,400
Underline
MONEY MARKET FUND : 4.5%
(Cost: $31,562,494)
Invesco Treasury Portfolio -
Institutional Class 31,562,494 31,562,494
Underline
Total Investments Before Collateral for
Securities Loaned: 103.5%
(Cost: $456,433,375) 721,990,262
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.7%
Money Market Fund: 0.7%
(Cost: $5,049,681)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 5,049,681 5,049,681
Total Investments: 104.2%
(Cost: $461,483,056) 727,039,943
Liabilities in excess of other assets: (4.2)% (29,374,461)
NET ASSETS: 100.0% $ 697,665,482

VANECK INTERNATIONAL INVESTORS GOLD FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $18,300,423.
ø Restricted Security – the aggregate value of restricted securities is $5,189,089, or 0.7% of net assets
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
∞ Security is valued using pricing models and significant unobservable inputs that factor in volatility and discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
(a) The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.
sec.gov.
Restricted securities held by the Fund as of March 31, 2024 are as follows:
Security
Acquisition
Date
Number of
Shares
Acquisition
Cost Value
% of
Net Assets
Bear Creek Mining Corp. 08/15/2015 948,000 $ 2,824,202 $ 157,469 0.0%
GoGold Resources, Inc. 08/31/2020 2,725,643 2,002,864 2,475,022 0.3%
Liberty Gold Corp. 10/04/2021 10,822,000 5,624,767 2,556,598 0.4%
$10,451,833 $5,189,089 0.7%
Transactions in securities of affiliates for the period ended March 31, 2024 were as follows:
Value
12/31/2023 Purchases
Sales
Proceeds
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
3/31/2024
Dividend
Income
Galway Metals, Inc. $1,620,486 $– $– $– $(94,003) $1,526,483 $–
Goldsource Mines,
Inc. 862,838 – (1,515,528) (1,555,916) 2,208,606 – –
Liberty Gold Corp. 4,945,568 – – – 48,354 4,993,922 –
West Red Lake
Gold Mines Ltd. 6,904,449 – – – (891,670) 6,012,779 –
$14,333,341 $– $(1,515,528) $(1,555,916) $1,271,287 $12,533,184 $–